CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ 3,819	$ (149,014)	$ (17,531)
Other comprehensive income / (loss) (Actuarial gain / (loss))	26	(25)	73
Comprehensive income / (loss)	$ 3,845	$ (149,039)	$ (17,458)